Equity-Based Compensation (Details) - Schedule of Stock Option Activity	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Schedule of Stock Option Activity [Abstract]
Stock Option Awards, beginning | shares	2,828,307
Weighted- Average Exercise Price, beginning | $ / shares	$ 6.51
Stock Option Awards, ending | shares	2,765,099
Weighted- Average Exercise Price, ending | $ / shares	$ 7.02
Average Remaining Life (Years), ending	2 years 9 months 7 days
Aggregate Intrinsic Value, ending | $
Stock Option Awards, exercisable at ending | shares	2,480,991
Weighted- Average Exercise Price, exercisable at ending | $ / shares	$ 6.7
Average Remaining Life (Years), exercisable at ending	2 years 8 months 1 day
Aggregate Intrinsic Value, exercisable at ending | $
Stock Option AwardsGranted | shares	204,181
Weighted- Average Exercise Price, granted | $ / shares	$ 15.75
Stock Option Awards, exercised | shares	(14,796)
Weighted- Average Exercise Price, exercised | $ / shares	$ 6.51
Stock Option Awards, forfeited | shares	(252,593)
Weighted- Average Exercise Price, forfeited | $ / shares	$ 8.36